Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events

Note 26. Subsequent Events

On February 18, 2015, the Company received notice that its subsidiary AVG Technologies HK, Limited, was deregistered and dissolved. As such, AVG Technologies HK, Limited does not exist since that date and will be no longer included in the consolidated financial statements of the Company as from that date.